Summary of Interest Income and Expense by Basis of Accounting Classification (Details) (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Analysis of income and expense [abstract]
Interest expenses on lease liabilities	$ 135	$ 144